Bank Loans (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Brokers and Dealers [Abstract]
Car loans - current portion	$ 43,902	$ 27,817
Car loans - non-current portion	$ 36,511	$ 41,706